Intangible assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net book value	$ 1,506	$ 1,548
Patents [Member]
Cost	4,032	3,739
Accumulated amortization	2,526	2,191
Net book value	$ 1,506	$ 1,548